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                                                        ALLISON S. MACINNIS
                                                        Legal Specialist


July 8, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Seven - Hartford Leaders
      File No. 333-69475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 30, 1999.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Sincerely yours,



/s/ Allison S. MacInnis

Allison S. MacInnis